Related party disclosures - Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	£ 26,000	£ 21,000	£ 17,000
– post-employment benefits	1,000	1,000	1,000
– share-based payments	18,000	12,000	13,000
Key management personnel compensation - total	45,000	34,000	31,000
Salary; fees; benefits; incentives
– salary	2,629,000	2,424,000	2,263,000
Pension; other emoluments
Total emoluments	26,000	21,000	17,000
Executive Directors
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	8,344	10,745	5,310
– post-employment benefits	281	276	248
Salary; fees; benefits; incentives
– salary	1,935	1,907	1,644
– taxable benefits	606	617	395
– short-term incentives	3,560	3,496	1,650
– long-term incentives	1,954	1,474	1,371
– buy-out	0	2,969	0
Sub-total	8,055	10,463	5,060
Pension; other emoluments
– other emoluments	8	6	2
Sub-total	289	282	250
Total emoluments	8,344	10,745	5,310
Chairman
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	755	728	705
Salary; fees; benefits; incentives
– fees	736	711	688
– taxable benefits	19	17	17
Sub-total	755	728	705
Pension; other emoluments
Total emoluments	755	728	705
Non-Executive Directors
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	1,477	1,191	1,090
Salary; fees; benefits; incentives
– fees	1,083	1,112	1,059
– taxable benefits	394	79	31
Sub-total	1,477	1,191	1,090
Pension; other emoluments
Total emoluments	1,477	1,191	1,090
Total Directors
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	10,576	12,664	7,105
– post-employment benefits	281	276	248
Salary; fees; benefits; incentives
– salary	1,935	1,907	1,644
– fees	1,819	1,823	1,747
– taxable benefits	1,019	713	443
– short-term incentives	3,560	3,496	1,650
– long-term incentives	1,954	1,474	1,371
– buy-out	0	2,969	0
Sub-total	10,287	12,382	6,855
Pension; other emoluments
– other emoluments	8	6	2
Sub-total	289	282	250
Total emoluments	£ 10,576	£ 12,664	£ 7,105